Portfolio of investments—April 30, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.09%
Communication services: 6.11%
Entertainment: 0.32%
Live Nation Entertainment, Inc. †	146,171	$9,907,470
Interactive media & services: 5.79%
Alphabet, Inc. Class A †	1,065,987	114,423,045
Alphabet, Inc. Class C †	256,224	27,728,561
Meta Platforms, Inc. Class A †	157,527	37,856,889
		180,008,495
Consumer discretionary: 15.34%
Broadline Retail: 5.40%
Amazon.com, Inc. †	1,442,078	152,067,125
MercadoLibre, Inc. †	12,349	15,775,724
		167,842,849
Hotels, restaurants & leisure: 3.12%
Airbnb, Inc. Class A †	249,346	29,839,236
Chipotle Mexican Grill, Inc. †	15,978	33,036,432
Planet Fitness, Inc. Class A †	410,626	34,139,446
		97,015,114
Specialty retail: 5.90%
AutoZone, Inc. †	10,002	26,638,427
Boot Barn Holdings, Inc. †	111,911	8,110,190
Five Below, Inc. †	104,895	20,702,077
Floor & Decor Holdings, Inc. Class A †	312,573	31,051,002
Leslie’s, Inc. †	3,333,641	36,170,005
O’Reilly Automotive, Inc. †	12,398	11,372,809
Tractor Supply Co.	27,282	6,504,029
Ulta Beauty, Inc. †	77,396	42,678,476
		183,227,015
Textiles, apparel & luxury goods: 0.92%
Crocs, Inc. †	27,337	3,380,767
Lululemon Athletica, Inc. †	39,561	15,030,410
On Holding AG Class A †	310,004	10,059,630
		28,470,807
Consumer staples: 1.31%
Beverages: 0.39%
Constellation Brands, Inc. Class A	52,330	12,008,165
Consumer Staples Distribution & Retail : 0.71%
Sysco Corp.	286,516	21,987,238
Personal Care Products: 0.21%
Estee Lauder Cos., Inc. Class A	26,869	6,629,120
See accompanying notes to portfolio of investments
Allspring Growth Fund | 1

Portfolio of investments—April 30, 2023 (unaudited)

	Shares	Value
Financials: 15.83%
Capital markets: 8.23%
BlackRock, Inc.	35,086	$23,549,723
CME Group, Inc.	168,379	31,279,767
Interactive Brokers Group, Inc. Class A	312,564	24,333,107
Intercontinental Exchange, Inc.	113,592	12,373,577
LPL Financial Holdings, Inc.	188,069	39,276,330
MarketAxess Holdings, Inc.	120,444	38,345,756
S&P Global, Inc.	29,907	10,843,680
Tradeweb Markets, Inc. Class A	1,075,771	75,745,036
		255,746,976
Financial Services: 7.14%
Flywire Corp. †	796,910	23,245,865
Mastercard, Inc. Class A	316,040	120,104,681
PayPal Holdings, Inc. †	138,039	10,490,964
Shift4 Payments, Inc. Class A †	280,411	19,003,453
Visa, Inc. Class A	210,108	48,898,435
		221,743,398
Insurance: 0.46%
Progressive Corp.	103,867	14,167,459
Health care: 15.59%
Biotechnology: 2.66%
Argenx SE ADR †	16,959	6,578,057
BioMarin Pharmaceutical, Inc. †	147,229	14,139,873
Horizon Therapeutics PLC †	128,247	14,255,936
Sarepta Therapeutics, Inc. †	78,091	9,587,232
Seagen, Inc. †	80,673	16,134,600
Vertex Pharmaceuticals, Inc. †	64,075	21,832,275
		82,527,973
Health care equipment & supplies: 7.13%
Boston Scientific Corp. †	1,241,642	64,714,381
Hologic, Inc. †	452,678	38,934,835
Insulet Corp. †	86,687	27,569,933
Intuitive Surgical, Inc. †	95,082	28,640,600
iRhythm Technologies, Inc. †	60,976	8,012,246
Penumbra, Inc. †	29,876	8,488,369
Shockwave Medical, Inc. †	108,243	31,407,789
Stryker Corp.	45,927	13,762,026
		221,530,179
Health care providers & services: 2.18%
Cardinal Health, Inc.	200,401	16,452,922
UnitedHealth Group, Inc.	104,171	51,261,508
		67,714,430
See accompanying notes to portfolio of investments
2 | Allspring Growth Fund

Portfolio of investments—April 30, 2023 (unaudited)

	Shares	Value
Health care technology: 0.67%
Veeva Systems, Inc. Class A †	115,589	$20,699,678
Life sciences tools & services: 1.73%
Agilent Technologies, Inc.	77,902	10,550,268
Bio-Techne Corp.	88,753	7,089,590
Repligen Corp. †	23,083	3,500,075
Thermo Fisher Scientific, Inc.	16,583	9,201,907
West Pharmaceutical Services, Inc.	65,218	23,559,350
		53,901,190
Pharmaceuticals: 1.22%
Revance Therapeutics, Inc. †	804,469	25,606,248
Zoetis, Inc.	70,046	12,312,686
		37,918,934
Industrials: 8.83%
Aerospace & defense: 0.27%
TransDigm Group, Inc.	11,048	8,451,720
Air freight & logistics: 0.53%
United Parcel Service, Inc. Class B	91,720	16,492,173
Commercial services & supplies: 2.80%
Casella Waste Systems, Inc. Class A †	243,827	21,700,603
Copart, Inc. †	827,356	65,402,492
		87,103,095
Electrical equipment: 1.63%
Array Technologies, Inc. †	608,395	12,441,678
Shoals Technologies Group, Inc. Class A †	1,824,390	38,111,507
		50,553,185
Ground Transportation: 1.12%
Uber Technologies, Inc. †	1,121,228	34,814,129
Machinery: 0.57%
Fortive Corp.	279,142	17,611,069
Professional services: 1.91%
CoStar Group, Inc. †	149,860	11,531,727
Paycom Software, Inc. †	81,418	23,641,345
Paycor HCM, Inc. †	1,025,536	24,100,096
		59,273,168
Information technology: 33.85%
Electronic equipment, instruments & components: 0.35%
Zebra Technologies Corp. Class A †	38,291	11,028,957
IT services: 2.21%
DigitalOcean Holdings, Inc. †	235,407	7,424,737
Globant SA †	18,000	2,823,660
See accompanying notes to portfolio of investments
Allspring Growth Fund | 3

Portfolio of investments—April 30, 2023 (unaudited)

	Shares	Value
IT services (continued)
MongoDB, Inc. †	203,428	$48,814,583
Thoughtworks Holding, Inc. †	1,522,220	9,483,430
		68,546,410
Semiconductors & semiconductor equipment: 7.54%
Advanced Micro Devices, Inc. †	152,007	13,584,865
Allegro MicroSystems, Inc. †	1,275,386	45,620,557
Microchip Technology, Inc.	735,993	53,720,129
Monolithic Power Systems, Inc.	149,442	69,037,721
NVIDIA Corp.	148,680	41,257,213
QUALCOMM, Inc.	93,936	10,971,725
		234,192,210
Software: 16.07%
Clearwater Analytics Holdings, Inc. Class A †	590,790	9,104,074
Crowdstrike Holdings, Inc. Class A †	153,793	18,462,850
Datadog, Inc. Class A †	41,000	2,762,580
DoubleVerify Holdings, Inc. †	152,904	4,498,436
Dynatrace, Inc. †	488,921	20,671,580
Fair Isaac Corp. †	44,870	32,663,116
Five9, Inc. †	195,853	12,699,109
Intuit, Inc.	94,493	41,950,167
Microsoft Corp.	985,562	302,823,780
Palo Alto Networks, Inc. †	193,962	35,390,306
ServiceNow, Inc. †	39,249	18,031,776
		499,057,774
Technology hardware, storage & peripherals: 7.68%
Apple, Inc.	1,405,726	238,523,588
Materials: 2.08%
Chemicals: 2.08%
Linde PLC	174,756	64,563,604
Real estate: 0.15%
Specialized REITs : 0.15%
Equinix, Inc.	6,549	4,742,000
Total common stocks (Cost $1,649,598,598)		3,077,999,572
See accompanying notes to portfolio of investments
4 | Allspring Growth Fund

Portfolio of investments—April 30, 2023 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.81%
Investment companies: 0.81%
Allspring Government Money Market Fund Select Class ♠∞		4.73%	25,293,067	$25,293,067
Total short-term investments (Cost $25,293,067)				25,293,067
Total investments in securities (Cost $1,674,891,665)	99.90%			3,103,292,639
Other assets and liabilities, net	0.10			2,996,765
Total net assets	100.00%			$3,106,289,404

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$147,500,432	$547,431,943	$(669,639,308)	$0	$0	$25,293,067	25,293,067	$1,538,121
Investments in affiliates no longer held at end of period
Securities Lending Cash Investments LLC	61,735,900	83,253,237	(144,989,076)	(61)	0	0	0	300,789 [1]
				$(61)	$0	$25,293,067		$1,838,910

[1]	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments
Allspring Growth Fund | 5

Notes to portfolio of investments—April 30, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Securities lending
During the period, the Fund participated in a program to lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities were on loan, the Fund received interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions was invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”), an affiliated non-registered investment company. Interests in the non-registered investment company that were redeemable at net asset value were fair valued normally at net asset value. Effective at the close of business on March 29, 2023, the Fund is no longer participating in the securities lending program and the Securities Lending Fund was liquidated. Securities Lending Fund was managed by Allspring Funds Management and was subadvised by Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
6 | Allspring Growth Fund

Notes to portfolio of investments—April 30, 2023 (unaudited)
 The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$189,915,965	$0	$0	$189,915,965
Consumer discretionary	476,555,785	0	0	476,555,785
Consumer staples	40,624,523	0	0	40,624,523
Financials	491,657,833	0	0	491,657,833
Health care	484,292,384	0	0	484,292,384
Industrials	274,298,539	0	0	274,298,539
Information technology	1,051,348,939	0	0	1,051,348,939
Materials	64,563,604	0	0	64,563,604
Real estate	4,742,000	0	0	4,742,000
Short-term investments
Investment companies	25,293,067	0	0	25,293,067
Total assets	$3,103,292,639	$0	$0	$3,103,292,639
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended April 30, 2023, the Fund did not have any transfers into/out of Level 3.
Allspring Growth Fund | 7